INCOME TAXES - Income Tax Reconciliation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
Income before income taxes	$ 207,442,486	$ 81,763,649	$ 45,993,737
Income tax at statutory income tax rate	(51,860,621)	(20,440,912)	(11,498,434)
Effect of income tax rate difference in other jurisdictions		2,527,278	23,195
Effect of preferential tax rates	2,502,281	3,226,674	1,306,561
Super deduction of research and development expense	3,090,613	5,544,966	5,509,308
Nondeductible expenses	(1,658,817)	(10,651,228)	(1,998,354)
Non-taxable income		1,758,388	194,107
Changes in valuation allowance	(365,581)	(3,976,849)	(7,185,112)
Excess tax benefits from share-based compensation	2,526,692	1,601,962	662,419
Total income tax (expense)	$ (35,960,865)	$ (20,409,721)	$ (12,986,310)
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Chinese mainland statutory income tax rate	25.00%	25.00%	25.00%
Non-deductible expenses	0.80%
Changes in valuation allowance	0.20%
Effect of preferential tax rates	(1.20%)
Super deduction of research and development expenses	(1.50%)
Excess tax benefits from share-based compensation	(1.20%)
Income tax expenses	17.30%
Foreign Tax Jurisdiction [Member]
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
Total income tax (expense)	$ (36,567,007)	$ (17,627,018)	$ (13,535,014)
Singapore
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
Effect of income tax rate difference in other jurisdictions	3,521,285
Others	$ (54,706)
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Chinese mainland statutory income tax rate	17.00%
Effect of income tax rate difference in other jurisdictions	(1.70%)
Effect of changes in tax laws or rates enacted in the current year	13.50%
Others	0.00%
New Zealand
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
Effect of income tax rate difference in other jurisdictions	$ (935,185)
Tax effect of bad debt write-off	3,150,262
Others	$ 531,223
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Effect of income tax rate difference in other jurisdictions	0.50%
Tax effect of bad debt write-off	(1.50%)
Others	(0.30%)
HONG KONG
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
Effect of income tax rate difference in other jurisdictions	$ 3,605,777
Others	$ 1,149,846
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Effect of income tax rate difference in other jurisdictions	(1.70%)
Others	(0.60%)
United States
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
Effect of income tax rate difference in other jurisdictions	$ 2,740,834
State and local income taxes, net of federal income tax effect	(4,111,251)
Others	$ 303,347
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Chinese mainland statutory income tax rate	21.00%
State and local income taxes, net of federal income tax effect	2.00%
Effect of income tax rate difference in other jurisdictions	(1.30%)
Others	(0.10%)
Other jurisdictions
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
Others	$ (96,864)
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Others	0.00%